Risks and Financial Instruments - Assets and liabilities in foreign currencies (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets in foreign currency abstract
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	R$ 1,413,276	R$ 455,620
Foreign trade receivables, net of allowance for doubtful accounts and advances to foreign customers	307,829	213,544
Other assets	1,767,626	1,445,022
Assets in foreign currency	3,488,731	2,114,186
Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(9,246,707)	(6,895,052)
Payables arising from imports, net of advances to foreign suppliers	(633,013)	(344,523)
Liabilities in foreign currency	(9,879,720)	(7,239,575)
Foreign currency hedging instruments	4,837,554	3,636,418
Net liability position – total	(1,553,435)	(1,488,971)
Net asset (liability) position – income statement effect	186,306	452,178
Net liability position – equity effect	R$ (1,739,741)	R$ (1,941,149)